Note 6 - Share Capital (Detail) - Non-Vested Stock Option Activity (CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 30, 2011
Non-vested at December 31, 2011		398,094
Non-vested at December 31, 2011 (in Dollars per share)		2.51
Options granted	326,300
Options granted (in Dollars per share)	4.16
Options vested	(372,128)
Options vested (in Dollars per share)	2.88
Non-vested options forfeited	(18,575)
Non-vested options forfeited (in Dollars per share)	2.72
Non-vested at December 31, 2012	333,691	398,094
Non-vested at December 31, 2012 (in Dollars per share)	3.38	2.51